UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/11

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 08/12/11
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 115
Form 13F Information Table Value Total: $532,947 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100    11470 217996.57SH       SOLE                                  217996.57
ACCENTURE PLC                  COM              g1151c101     9354 154817.56SH       SOLE                                  154817.56
ACTUANT CORP CL A NEW          CL A             00508x203     1359 50672.00 SH       SOLE                                   50672.00
AECOM TECH CORP DEL COM        COM              00766t100     2682 98121.00 SH       SOLE                                   98121.00
AFFILIATED MNGRS GRP COM       COM              008252108     1371 13520.00 SH       SOLE                                   13520.00
AIRGAS INC                     COM              009363102     1547 22099.00 SH       SOLE                                   22099.00
ALLERGAN INC                   COM              018490102    14392 172886.42SH       SOLE                                  172886.42
AMETEK INC NEW COM             COM              031100100     1575 35087.00 SH       SOLE                                   35087.00
AMPHENOL CORP NEW-CL A         CL A             032095101    10987 203513.36SH       SOLE                                  203513.36
ANHEUSER-BUSCH INBEV NV ADS    COM              03524A108     8745 150755.00SH       SOLE                                  150755.00
ANSYS INC COM                  COM              03662Q105     1364 24962.00 SH       SOLE                                   24962.00
APTARGROUP INC                 COM              038336103     1389 26542.00 SH       SOLE                                   26542.00
ARCH CAP GROUP LTD ORD         COM              g0450a105     1379 43226.00 SH       SOLE                                   43226.00
BJS WHOLESALE CLUB             COM              05548J106      718 14273.00 SH       SOLE                                   14273.00
CAREFUSION CORP COM            COM              14170t101     1275 46945.00 SH       SOLE                                   46945.00
CATERPILLAR INC                COM              149123101     8615 80923.61 SH       SOLE                                   80923.61
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     7001 24012.62 SH       SOLE                                   24012.62
CHURCH DWIGHT CO. INC.         COM              171340102     1645 40599.00 SH       SOLE                                   40599.00
CITRIX SYSTEMS INC             COM              177376100     1515 18945.00 SH       SOLE                                   18945.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2636 35943.00 SH       SOLE                                   35943.00
COLGATE PALMOLIVE CO.          COM              194162103     8814 100845.03SH       SOLE                                  100845.03
CONCHO RES INC COM             COM              20605p101     1201 13082.00 SH       SOLE                                   13082.00
CORE LABS                      COM              N22717107     2848 25540.00 SH       SOLE                                   25540.00
COVIDIEN PLC                   COM              g2554f113    13819 259619.49SH       SOLE                                  259619.49
DAVITA INC                     COM              23918k108     1606 18543.00 SH       SOLE                                   18543.00
DIAMOND FOODS INC COM          COM              252603105     2648 34688.00 SH       SOLE                                   34688.00
DIGITAL RLTY TR INC COM        COM              253868103     1507 24400.00 SH       SOLE                                   24400.00
DRIL-QUIP INC COM              COM              262037104     1340 19762.00 SH       SOLE                                   19762.00
EMERSON ELECTRIC CO            COM              291011104    11970 212800.86SH       SOLE                                  212800.86
EXPEDITORS INTERNATIONAL OF WA COM              302130109     9584 187228.88SH       SOLE                                  187228.88
EXXON MOBIL CORP               COM              30231G102    14644 179946.78SH       SOLE                                  179946.78
FACTSET RESH SYS INC COM       COM              303075105     1398 13668.00 SH       SOLE                                   13668.00
FIRST BANCORP P R COM          COM              318672706       54 12740.00 SH       SOLE                                   12740.00
FREEPORT MCMORAN C&G B         COM              35671D857     8454 159812.23SH       SOLE                                  159812.23
GOOGLE                         COM              38259p508     7895 15593.00 SH       SOLE                                   15593.00
GUESS INC COM                  COM              401617105     1320 31395.00 SH       SOLE                                   31395.00
HALLIBURTON CO HLDG CO         COM              406216101     9835 192846.41SH       SOLE                                  192846.41
HENRY SCHEIN INC               COM              806407102     1427 19942.00 SH       SOLE                                   19942.00
HMS HOLDINGS CORP              COM              40425j101     2702 35157.00 SH       SOLE                                   35157.00
HOLOGIC INC                    COM              436440101     1321 65536.00 SH       SOLE                                   65536.00
IBM                            COM              459200101     9259 53976.01 SH       SOLE                                   53976.01
IDEXX LABORATORIES CORP        COM              45168D104     1349 17402.00 SH       SOLE                                   17402.00
IHS INC CL A                   CL A             451734107     1414 16959.00 SH       SOLE                                   16959.00
INTERCONTINENTALEXCHAN COM     COM              45865v100     2449 19639.00 SH       SOLE                                   19639.00
ISHARES TR DJ SEL DIV INX      COM              464287168      454  8590.00 SH       SOLE                                    8590.00
ISHARES TR RUSSELL 2000        COM              464287655     3353 40500.00 SH       SOLE                                   40500.00
ISHARES TR S&P500 GRW          COM              464287309      724 10425.00 SH       SOLE                                   10425.00
ISHARES TR S&P500/BAR VAL      COM              464287408      321  5190.00 SH       SOLE                                    5190.00
ISHARES TRUST DOW JONES US REA COM              464287739     3159 52400.00 SH       SOLE                                   52400.00
J P MORGAN CHASE & CO.         COM              46625h100     7931 193731.63SH       SOLE                                  193731.63
JOSEPH BANK CLOTHIERS          COM              480838101     2661 53215.00 SH       SOLE                                   53215.00
JOY GLOBAL                     COM              481165108     2627 27585.00 SH       SOLE                                   27585.00
KELLOGG CO                     COM              487836108    11161 201756.78SH       SOLE                                  201756.78
KENNAMETAL INC COM             COM              489170100     1491 35333.00 SH       SOLE                                   35333.00
LAB CP OF AMER HLDG NEW        COM              50540R409    15360 158702.00SH       SOLE                                  158702.00
LIFE TECHNOLOGIES CORP COM     COM              53217v109    10260 197050.00SH       SOLE                                  197050.00
LINCOLN ELEC HLDGS COM         COM              533900106     1477 41224.00 SH       SOLE                                   41224.00
LINCOLN NATIONAL CORP          COM              534187109     9230 323997.87SH       SOLE                                  323997.87
LKQ CORP COM                   COM              501889208     1463 56080.00 SH       SOLE                                   56080.00
MASTERCARD INC CL A            CL A             57636q104     9517 31582.31 SH       SOLE                                   31582.31
METLIFE INSURANCE              COM              59156R108     7756 176799.19SH       SOLE                                  176799.19
MICROCHIP TECHNOLOGY INC       COM              595017104     1499 39555.00 SH       SOLE                                   39555.00
MICROS SYS INC COM             COM              594901100     2492 50140.00 SH       SOLE                                   50140.00
MICROSOFT CORP                 COM              594918104     8235 316751.97SH       SOLE                                  316751.97
MIDCAP SPDR TR UNIT SER 1      COM              78467y107     1794 10115.00 SH       SOLE                                   10115.00
NESTLE S A REG B ADR SPONSORED COM              641069406      203  3275.00 SH       SOLE                                    3275.00
NEWFIELD EXPLORATION CO.       COM              651290108     2343 34449.00 SH       SOLE                                   34449.00
NIKE                           COM              654106103      209  2330.00 SH       SOLE                                    2330.00
NOBLE ENRGY INC COM            COM              655044105     9565 106719.54SH       SOLE                                  106719.54
NUANCE COMMUNICATIONS COM      COM              67020Y100     2670 124380.00SH       SOLE                                  124380.00
OCCIDENTAL PETE CORP           COM              674599105    12044 115763.86SH       SOLE                                  115763.86
OCH ZIFF CAP MGMT GRP CL A     CL A             67551u105     1298 93599.00 SH       SOLE                                   93599.00
PEPSICO INC                    COM              713448108    13308 188961.34SH       SOLE                                  188961.34
POLO RALPH LAUREN CORP CL A    CL A              731572103    11793 88931.53 SH      SOLE                                   88931.53
PRAXAIR INC                    COM              74005P104    14829 136816.93SH       SOLE                                  136816.93
PROCTER & GAMBLE CO            COM              742718109      222  3503.19 SH       SOLE                                    3503.19
PROSHARES TR PSHS SHRT S&P500  COM              74347R503     8648 211400.00SH       SOLE                                  211400.00
QEP RES INC COM                COM              74733v100     1624 38835.00 SH       SOLE                                   38835.00
QUALCOMM INC                   COM              747525103     9198 161977.96SH       SOLE                                  161977.96
REINSURANCE GP AMER            COM              759351604     2482 40790.99 SH       SOLE                                   40790.99
ROBERT HALF INTERNATIONAL INC  COM              770323103      550 20378.00 SH       SOLE                                   20378.00
SCHLUMBERGER LTD               COM              806857108     9036 104591.32SH       SOLE                                  104591.32
SCRIPPS NETWORKS INTER CL A CO CL A             811065101     9038 184913.09SH       SOLE                                  184913.09
SECTOR SPDR TECH SELECT SHARES COM              81369Y803     2337 90950.00 SH       SOLE                                   90950.00
SELECT SECTOR SPDR TR SBI INT- COM              81369y506     3153 41852.03 SH       SOLE                                   41852.03
SENSATA TECHNOLOGIES H SHS     COM              n7902x106    11208 297695.00SH       SOLE                                  297695.00
SIRONA DENTAL SYS INC COM      COM              82966c103     1483 27935.00 SH       SOLE                                   27935.00
SPDR GOLD TRUST GOLD SHS       COM              78463v107     8835 60520.00 SH       SOLE                                   60520.00
SPDR SERIES TRUST S&P DIVID ET COM              78464a763      659 12200.00 SH       SOLE                                   12200.00
SPDR SERIES TRUST S&P METALS M COM              78464A755     3419 49300.00 SH       SOLE                                   49300.00
STANDARD & POORS DEPOSITARY RE COM              78462F103     9192 69657.93 SH       SOLE                                   69657.93
STATE STREET CORP              COM              857477103     8246 182883.89SH       SOLE                                  182883.89
SYNGENTA AG ADR                COM              87160A100    10048 148736.63SH       SOLE                                  148736.63
T ROWE PRICE GROUP INC         COM              74144t108     9110 150985.35SH       SOLE                                  150985.35
TERADATA CORP DEL COM          COM              88076w103      736 12235.00 SH       SOLE                                   12235.00
TRACTOR SUPPLY CO COM          COM              892356106      781 11683.00 SH       SOLE                                   11683.00
TREEHOUSE FOODS INC COM        COM              89469a104     1401 25660.00 SH       SOLE                                   25660.00
UNILEVER NV                    COM              904784709     8802 267953.98SH       SOLE                                  267953.98
UNITED PARCEL SERVICE          COM              911312106      347  4760.00 SH       SOLE                                    4760.00
UNITED TECHNOLOGIES CORP       COM              913017109      245  2775.00 SH       SOLE                                    2775.00
VANGUARD SPECIALIZED DIV APP E COM              921908844      424  7575.00 SH       SOLE                                    7575.00
VERISIGN INC                   COM              92343e102    10021 299511.47SH       SOLE                                  299511.47
VERISK ANALYTICS INC CL A      CL A             92345y106     1385 40008.00 SH       SOLE                                   40008.00
VERIZON COMMUNICATIONS         COM              92343V104      457 12293.00 SH       SOLE                                   12293.00
VF CORP                        COM              918204108     1683 15512.00 SH       SOLE                                   15512.00
WISDOMTREE TRUST DRYFS CURR ET COM              97717w133      319 13700.00 SH       SOLE                                   13700.00
YUM! BRANDS                    COM              988498101    10024 181470.04SH       SOLE                                  181470.04
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      329    15000 SH       SOLE                                      15000
I SHARES S&P EUROPE 350	       EUROPE ETF       464287861      399     9502 SH       SOLE                                       9502
ISHARES INC MSCI BRAZIL        MSCI BRAZIL      464286400      225     3075 SH       SOLE                                       3075
ISHARES TR MSCI EMERG MKT      MSCI EMERG MKT   464287234     4104    86235 SH       SOLE                                      86235
ISHARES TR MSCI GRW IDX        MSCI GRW IDX     464288885      300     4770 SH       SOLE                                       4770
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE INX    464287465      810    13470 SH       SOLE                                      13470
MARKET VECTORS ETF TR INDONESI INDONESIA ETF    57060u753      255     8000 SH       SOLE                                       8000
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      252    14858 SH       SOLE                                      14858